Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Deferred tax assets:
Allowance for credit losses		$ 5,462	$ 5,727
Net operating loss carryforward		1,862	1,969
Nonqualified stock options		1,229	882
Deposit valuation allowance		392	114
Loan valuation allowance		1,415	348
Pre-opening expenses		167	191
Real estate acquired by foreclosure write-downs		609	443
Unrealized loss on available-for-sale securities			68
Other		437	254
Total deferred tax assets		11,573	9,996
Deferred tax liabilities:
Depreciable assets		239	335
Unrealized gain on available-for-sale securities		572
Deferred loan costs		658	568
Goodwill		1,630	240
Other		6
Total deferred tax liabilities		3,105	1,143
Deferred Tax Assets, Net, Total	$ 8,109	8,468	8,853
Green Bancorp, Inc.
Deferred tax liabilities:
Deferred Tax Assets, Net, Total		$ 124	$ 141